Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Summary of income tax benefit and expense

	2022	2021	2020
	k€	k€	k€
Current taxes:
- Current tax expense	(14,132)	(12,309)	(12,804)
- Adjustment for prior years	156	(4,095)	739
Total current taxes	(13,976)	(16,404)	(12,065)

Deferred taxes:
- Tax loss carry forwards	(10,862)	(5,140)	(10,319)
- Temporary differences	3,140	74	2,822
Total deferred taxes	(7,722)	(5,066)	(7,497)

Total income tax expense)	(21,698)	(21,470)	(19,562)

Schedule of effective income tax rate

	2022	2021	2020
	k€	k€	k€
Income before taxes	(153,956)	236,980	25,840
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	49,697	(76,497)	(8,341)
Non-deductible expenses	(59,543)	(511)	(2,533)
Taxable income not recognized in income before tax	—	—	(7,796)
R&D tax credits	13,454	6,742	5,983
Tax free income	3,184	71,917	5,485
Permanent differences from GILTI	(3,724)	(444)	(1,401)
Tax effects from investments accounted for using the equity method	(5,152)	(9,300)	(2,884)
Deviation tax rates to expected tax rate	448	1,815	690
Change in tax rates	636	521	124
Change in recognition of deferred tax assets	(19,167)	(10,247)	(9,317)
Non-periodic taxes
Current Taxes	156	(4,095)	739
Deferred Taxes	(1,348)	(570)	203
Other	(339)	(801)	(514)
Effective income tax income (expense)	(21,698)	(21,470)	(19,562)
Effective income tax rate	(14.09%)	9.06%	75.70%

Schedule of deferred income tax assets and liabilities

	01 Jan 2022		Recognized in				31 Dec 2022
		Recognized	other		Foreign			Deferred	Deferred
		In	comprehensive		currency			tax	tax
	Net balance	profit or loss	Income		translation	Acquisition	Net	assets	liabilities
	k€	k€	k€		k€		k€	k€	k€
Property, plant, and equipment	(4,855)	(5,140)	—		508	30	(9,457)	1,563	(11,020)
Intangible assets	(22,348)	2,536	—		(130)	296	(19,646)	965	(20,611)
Right of use assets	(21,979)	(6,860)	—		—	—	(28,839)	—	(28,839)
Financial assets	(3,985)	2,539	—		—	—	(1,446)	453	(1,899)
Provisions and deferred income	3,965	5,640	(357)		2	—	9,250	12,759	(3,509)
Lease obligations	19,927	5,351	—		—	—	25,278	25,278	—
Other	4,949	(727)	—		22	—	4,244	5,778	(1,534)
Tax credits	1,034	(199)	(633)	*	71	—	273	273	—
Loss carryforward	22,963	(10,862)	—		45	—	12,146	12,146	—
Total	(329)	(7,722)	(990)		518	326	(8,197)	59,215	(67,412)
Set off of tax	—	—	—		—	—	—	(48,888)	48,888
Net	(329)	(7,722)	(990)		518	326	(8,197)	10,327	(18,524)

* Recorded in Equity without any impact on other comprehensive income

	01 Jan 2021		Recognized in			31 Dec 2021
		Recognized	other		Foreign		Deferred	Deferred
		in	comprehensive		currency		tax	tax
	Net balance	profit or loss	Income		translation	Net	assets	liabilities
	k€	k€	k€		k€	k€	k€	k€
Property, plant, and equipment	(2,840)	(1,969)	—		(46)	(4,855)	1,528	(6,383)
Intangible assets	(25,314)	3,296	—		(330)	(22,348)	468	(22,816)
Right of use assets	(23,535)	1,556	—		—	(21,979)	—	(21,979)
Financial assets	(316)	(3,669)	—		—	(3,985)	401	(4,386)
Provisions and deferred income	4,801	(768)	7		(75)	3,965	6,516	(2,551)
Lease obligations	23,274	(3,347)	—		—	19,927	20,297	(370)
Other	(1,309)	6,245	—		13	4,949	5,254	(305)
Tax credits	1,521	(1,270)	708	*	75	1,034	1,034	—
Loss carryforward	27,711	(5,140)	—		392	22,963	22,963	—
Total	3,993	(5,066)	715		29	(329)	58,461	(58,790)
Set off of tax	—	—	—		—	—	(41,102)	41,102
Net	3,993	(5,066)	715		29	(329)	17,359	(17,688)

*Recorded in Equity without any impact on other comprehensive income

Summary of tax loss, interest carryforwards and tax credits

	2022	2021	2020
	k€	k€	k€
Tax loss carryforwards (not expiring)	474,989	307,682	272,796
Time-limited tax losses
- expiring until 2027 (2021: 2026)(2020: 2025)	13,297	21,409	19,259
- expiring from 2028 to 2032 (2021: 2027-2031) (2020: 2026-2030)	45,696	38,207	45,409
- expiring after 2032 (2021: 2031)(2020: 2030)	57,662	73,811	43,945
Interest carryforward	—	—	—
Tax credits	1,313	1,286	1,119
Total	592,957	442,395	382,528